UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	November 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investments November 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (94.0%)
	Aerospace & Defense (2.3%)
158,426	Goodrich Corp.	$7,129,170

	Airlines (1.6%)
316,110	Southwest Airlines Co.	4,966,088

	Biotechnology (0.4%)
46,800	Affymetrix, Inc.*	1,184,040

	Chemicals: Specialty (1.8%)
76,770	Albemarle Corp.	5,353,940

	Computer Communications (1.5%)
221,300	Juniper Networks, Inc.*	4,711,477

	Containers/Packaging (2.6%)
130,560	Sealed Air Corp.	7,769,626

	Electric Utilities (4.6%)
101,266	Constellation Energy Group	6,947,860
147,510	Wisconsin Energy Corp.	6,900,518
		13,848,378
	Electronic Equipment/Instruments (3.3%)
219,680	Diebold, Inc.	10,105,280

	Engineering & Construction (1.7%)
76,200	KBR Inc.*	1,687,068
66,090	McDermott International, Inc. (Panama)*	3,441,967
		5,129,035
	Finance/Rental/Leasing (1.0%)
197,400	Hertz Global Holdings Inc.*	3,158,400

	Financial Conglomerates (1.4%)
210,740	Conseco Inc.*	4,191,619

	Food Retail (1.0%)
100,450	Safeway Inc.	3,094,865

	Food: Major Diversified (3.1%)
370,650	ConAgra Foods, Inc.	9,525,705

	Gas Distributors (2.2%)
265,000	NiSource, Inc.	6,534,900

	Home Furnishings (2.0%)
216,900	Newell Rubbermaid, Inc.	6,179,481

	Hospital/Nursing Management (1.2%)
495,110	Tenet Healthcare Corp.*	3,510,330

	Household/Personal Care (6.2%)
136,060	Avon Products, Inc.	4,440,998
304,640	International Flavors & Fragrances, Inc.	14,351,590
		18,792,588
	Insurance Brokers/Services (3.0%)
285,090	Marsh & McLennan Companies, Inc.	8,957,528

	Integrated Oil (2.3%)
141,300	Hess Corp.	7,103,151

	Internet Retail (1.2%)
88,850	Amazon.com, Inc.*	3,584,209

	Investment Banks/Brokers (5.9%)
94,870	Edwards (A.G.), Inc.	5,488,230
7,900	KBW Inc.*	210,377
137,550	Lazard Ltd. (Class A) (Bermuda)	6,247,521
321,430	Schwab (Charles) Corp. (The)	5,895,026
		17,841,154
	Investment Managers (2.0%)
273,020	Amvescap PLC (ADR) (United Kingdom)	5,905,423

	Medical Specialties (4.2%)
130,370	Applera Corp. - Applied Biosystems Group	4,750,683
134,880	Beckman Coulter, Inc.	8,005,128
		12,755,811
	Oil & Gas Pipelines (0.2%)
40,000	El Paso Corp.	584,000

	Oilfield Services/Equipment (1.5%)
84,920	Cameron International Corp.*	4,612,854

	Packaged Software (2.4%)
174,660	Cognos, Inc. (Canada)*	7,145,341

	Pharmaceuticals: Generic Drugs (2.0%)
236,460	Watson Pharmaceuticals, Inc.*	6,069,928

	Property - Casualty Insurers (6.8%)
145,590	ACE Ltd. (Cayman Islands)	8,275,336
183,710	Allied World Assurance Hold (Bermuda)	7,798,490
166,230	Aspen Insurance Holdings Ltd. (Bermuda)	4,479,899
		20,553,725
	Publishing: Newspapers (1.6%)
135,200	Dow Jones & Co., Inc.	4,879,368

	Real Estate Investment Trusts (2.7%)
308,900	KKR Financial Corp.	8,266,164

	Regional Banks (1.8%)
93,540	Northern Trust Corp.	5,328,038

	Savings Banks (2.5%)
560,580	Hudson City Bancorp, Inc.	7,438,897

	Semiconductors (2.1%)
202,010	Linear Technology Corp.	6,492,601

	Services to the Health Industry (2.0%)
250,306	Healthsouth Corp.*	5,969,798

	Specialty Insurance (0.8%)
91,510	Security Capital Assurance (Bermuda)	2,317,033

	Specialty Stores (1.7%)
139,140	Office Depot, Inc.*	5,267,840

	Specialty Telecommunications (2.5%)
175,410	CenturyTel, Inc.	7,463,696

	Telecommunication Equipment (1.2%)
364,000	Andrew Corp.*	3,629,080

	Tobacco (1.7%)
90,460	UST, Inc.	5,063,951

	Tools/Hardware (1.8%)
112,320	Snap-On, Inc.	5,335,200

	Water Utilities (2.2%)
334,580	Nalco Holding Co.*	6,668,179

	TOTAL COMMON STOCKS (Cost $228,167,286)	284,417,891

	Investment Trusts/Mutual Funds (0.9%)
42,840	StreetTRACKS Gold Trust* (Cost $1,850,575)	2,756,326

	TOTAL LONG-TERM INVESTMENTS (Cost $230,017,861)	287,174,217

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (6.1%)
	REPURCHASE AGREEMENT
$18,490	Joint repurchase agreement account 5.295% due 12/01/06 (dated
	11/30/06; proceeds $18,492,720) (a) (Cost $18,490,000)		18,490,000

	TOTAL INVESTMENTS
	(Cost $248,510,581)	101.1%	305,664,217
	LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(2,892,677)
	NET ASSETS	100.0%	$302,771,540

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,131,516 and the aggregate gross unrealized depreciation is $3,977,880, resulting in net unrealized appreciation of $57,153,636.

Futures Contracts Open at November 30, 2006

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION

15	Long	S&P Midcap 400 Index December/2006	$6,078,000	$161,960

		Total Unrealized Appreciation		$161960

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007